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                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Battery Partners VIII, LLC
Address: 930 Winter Street, Waltham, Massachusetts 02451




Form 13F File Number: 28-

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Chris Schiavo

Title:   Chief Financial Officer

Phone:   781.478.6600

Signature, Place, and Date of Signing:

/s/ Chris Schiavo           Waltham, Massachusetts           April 24, 2012
------------------          -----------------------          ---------------
   [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 28-

Name:
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $719,617 (thousands)

List of Other Included Managers:

No.    Form 13F File Number             Name

1       28-                             Battery Partners VIII Side Fund, LLC

2       28-                             Battery Partners VIII (AIV III), LLC

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                          FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                             VOTING AUTHORITY
NAME OF                 TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
ISSUER                   CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
-------                 -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Groupon Inc             Com Cl A 399473107 146,923  7,993,624 SH         SOLE              7,993,624
Groupon Inc             Com Cl A 399473107 146,923  7,993,628 SH         OTHER       1     7,993,628
Skullcandy Inc          Com      83083J104   6,815    430,503 SH         SOLE                430,503
Zynga Inc               Cl A     98986T108     937     71,281 SH         SOLE                 71,281
Angies List Inc         Com      034754101 161,991  8,575,512 SH         OTHER       2     8,575,512
Bazaarvoice             Com      073271108 157,009  7,901,825 SH         SOLE              7,901,825
Guidewire Software Inc  Com      40171V100  99,019  3,217,004 SH         SOLE              3,217,004